Impact of Changes in Accounting Principles	3 Months Ended
Jun. 30, 2018
Impact of Changes in Accounting Principles [Abstract]
Disclosure of changes in accounting policies [text block]

Impact of Changes in Accounting Principles (unaudited)

Recently Adopted Accounting Pronouncements

The following are those accounting pronouncements which are relevant to the Group and which have been applied in the preparation of these condensed consolidated interim financial statements.

IFRS 2 Share-based Payments

On January 1, 2018, the Group adopted amendments to IFRS 2, “Share-based Payment” which clarify the accounting for certain types of share-based payment transactions. The amendments which were developed through the IFRS Interpretations Committee clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The amendments did not have a material impact on the Group’s consolidated financial statements.

IFRS 9 Financial Instruments

On January 1, 2018, the Group adopted IFRS 9 “Financial Instruments”, which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 introduces new requirements on how an entity should classify and measure financial assets, requires changes to the reporting of ‘own credit’ with respect to issued debt liabilities that are designated at fair value, replaces the rules for impairment of financial assets and amends the requirements for hedge accounting. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. Please refer to the “IFRS 9 Transition Impact Analysis” section for the impact on the Group’s consolidated financial statements.

In the second quarter of 2018, the Group adopted the amendments to IFRS 9 “Prepayment Features with Negative Compensation”. The amendments did not have a material impact on the IFRS 9 Transition Impact Analysis.

IFRS 15 Revenue from Contracts with Customers

On January 1, 2018, the Group adopted IFRS 15, “Revenue from Contracts with Customers”, which specifies how and when revenue is recognized, but does not impact income recognition related to financial instruments in scope of IFRS 9. The new requirements replace several other IFRS standards and interpretations that governed revenue recognition under IFRS and provides a single, principles-based five-step model to be applied to all contracts with customers. The Standard also requires entities to provide users of financial statements with more informative and relevant disclosures. IFRS 15 did not have a material impact on the Group’s consolidated financial statements.

New Accounting Pronouncements

The following accounting pronouncements which are relevant to the Group were not effective as of June 30, 2018 and therefore have not been applied in preparing these condensed consolidated interim financial statements.

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16, “Leases”, which introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. There will be only minor changes to the current accounting for lessors. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. The Group is currently assessing the impact of IFRS 16. The standard has been endorsed by the EU.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2021. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. The standard has yet to be endorsed by the EU.

Improvements to IFRS 2015-2017 Cycles

In December 2017, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2015-2017 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 3 “Business combinations”, IAS 12 “Income taxes” and “IAS 23 Borrowing costs”. The amendments will be effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. The Group expects that the amendments will not have a material impact on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU.

Disclosure of share-based payment arrangements [text block]

IFRS 2 Share-based Payments

On January 1, 2018, the Group adopted amendments to IFRS 2, “Share-based Payment” which clarify the accounting for certain types of share-based payment transactions. The amendments which were developed through the IFRS Interpretations Committee clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The amendments did not have a material impact on the Group’s consolidated financial statements.

Disclosure of financial instruments [text block]

IFRS 9 Financial Instruments

On January 1, 2018, the Group adopted IFRS 9 “Financial Instruments”, which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 introduces new requirements on how an entity should classify and measure financial assets, requires changes to the reporting of ‘own credit’ with respect to issued debt liabilities that are designated at fair value, replaces the rules for impairment of financial assets and amends the requirements for hedge accounting. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. Please refer to the “IFRS 9 Transition Impact Analysis” section for the impact on the Group’s consolidated financial statements.

In the second quarter of 2018, the Group adopted the amendments to IFRS 9 “Prepayment Features with Negative Compensation”. The amendments did not have a material impact on the IFRS 9 Transition Impact Analysis.

Disclosure of revenue from contracts with customers [text block]

IFRS 15 Revenue from Contracts with Customers

On January 1, 2018, the Group adopted IFRS 15, “Revenue from Contracts with Customers”, which specifies how and when revenue is recognized, but does not impact income recognition related to financial instruments in scope of IFRS 9. The new requirements replace several other IFRS standards and interpretations that governed revenue recognition under IFRS and provides a single, principles-based five-step model to be applied to all contracts with customers. The Standard also requires entities to provide users of financial statements with more informative and relevant disclosures. IFRS 15 did not have a material impact on the Group’s consolidated financial statements.

Disclosure of insurance contracts [text block]

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2021. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. The standard has yet to be endorsed by the EU.

Disclosure of Improvements to IFRS 2015-2017 Cycles [text block]

Improvements to IFRS 2015-2017 Cycles

In December 2017, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2015-2017 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 3 “Business combinations”, IAS 12 “Income taxes” and “IAS 23 Borrowing costs”. The amendments will be effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. The Group expects that the amendments will not have a material impact on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU.